Working capital	12 Months Ended
Dec. 31, 2023
Working Capital [Abstract]
Working capital

15.	Working capital

	Years ended December 31,
	2023	2022	2021
	(€ million)
(Increase)/decrease in inventories	€(4,388)	€(5,606)	€2,201
(Increase)/decrease in trade receivables	(2,249)	(1,986)	246
Increase/(decrease) in trade payables	1,058	4,165	(1,273)
Other changes	107	(1,054)	38
Total change in working capital	€(5,472)	€(4,481)	€1,212
The change in working capital in 2023 of €5,472 million includes (i) an increase of €4,388 million in inventories mostly driven by new vehicles reflecting a stabilization following a 2020-2022 period characterized by significant supply constraints and additional raw materials inventories to secure production, (ii) an increase of €2,249 million in trade receivables mainly reflecting the ongoing plan of factoring reduction, partially offset by (iii) an increase of €1,058 million in trade payables, primarily reflecting inventories increase and (iv) an increase of €107 million in other payables net of other receivables.